Portfolio of Investments
Columbia Global Value Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Canada 5.1%
Alimentation Couche-Tard, Inc., Class B	494,698	18,123,501
Cameco Corp.	450,643	10,445,905
West Fraser Timber Co., Ltd.	132,872	10,925,574
Yamana Gold, Inc.	2,515,320	10,061,280
Total		49,556,260
Finland 1.5%
UPM-Kymmene OYJ	395,176	14,329,443
France 4.0%
AXA SA	776,507	21,344,663
BNP Paribas SA	282,831	17,577,837
Total		38,922,500
Hong Kong 0.8%
WH Group Ltd.	11,989,093	7,543,509
Japan 7.0%
Daiwabo Holdings Co., Ltd.	727,000	11,535,708
ITOCHU Corp.	655,700	18,751,786
ORIX Corp.	1,128,001	22,225,464
Starts Corp., Inc.	218,200	4,672,152
Takeda Pharmaceutical Co., Ltd.	418,628	11,199,539
Total		68,384,649
Netherlands 4.1%
ING Groep NV	1,203,478	16,624,188
NXP Semiconductors NV	72,895	16,281,827
Signify NV	165,338	7,548,134
Total		40,454,149
Puerto Rico 0.9%
Popular, Inc.	110,814	8,623,545
Russian Federation 1.5%
Sberbank of Russia PJSC, ADR	849,001	14,307,003
Singapore 1.8%
BW LPG Ltd.	744,276	3,754,412
Venture Corp., Ltd.	994,100	13,452,347
Total		17,206,759
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.5%
Hyundai Home Shopping Network Corp.	83,870	4,321,082
Youngone Corp.	325,015	10,601,429
Total		14,922,511
Spain 1.6%
ACS Actividades de Construccion y Servicios SA	367,931	8,817,832
Endesa SA	247,225	5,561,295
Tecnicas Reunidas SA(a)	198,924	1,564,848
Total		15,943,975
United Kingdom 7.2%
BP PLC, ADR	392,209	10,181,746
BT Group PLC(a)	3,707,384	7,804,397
DCC PLC	81,211	5,981,643
John Wood Group PLC(a)	1,350,244	3,612,086
Just Group PLC(a)	6,725,571	6,964,770
Royal Dutch Shell PLC, Class A	578,664	12,105,289
TP Icap Group PLC	4,727,231	7,974,406
Vodafone Group PLC	10,614,350	15,388,880
Total		70,013,217
United States 60.8%
AbbVie, Inc.	162,314	18,711,558
Allstate Corp. (The)	144,352	15,693,949
Ameren Corp.	220,981	18,029,840
AMETEK, Inc.	86,714	11,836,461
Anthem, Inc.	32,491	13,198,819
Aptiv PLC(a)	81,238	13,026,513
Bank of America Corp.	560,732	24,935,752
Broadcom, Inc.	34,639	19,178,922
Charles Schwab Corp. (The)	234,944	18,182,316
Cisco Systems, Inc.	413,413	22,671,569
ConocoPhillips Co.	263,486	18,478,273
DTE Energy Co.	142,019	15,386,338
Electronic Arts, Inc.	91,659	11,385,881
Eli Lilly & Co.	62,270	15,445,451
Extra Space Storage, Inc.	87,563	17,512,600
General Motors Co.(a)	249,259	14,424,618
Columbia Global Value Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Global Value Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Home Depot, Inc. (The)	68,691	27,518,302
Howmet Aerospace, Inc.	264,781	7,448,290
Johnson & Johnson	176,343	27,497,164
MasTec, Inc.(a)	83,093	7,658,682
Medtronic PLC	135,715	14,480,790
Mondelez International, Inc., Class A	276,204	16,279,464
Morgan Stanley	201,457	19,102,153
Philip Morris International, Inc.	203,432	17,482,946
Primo Water Corp.	407,475	6,772,235
Procter & Gamble Co. (The)	165,608	23,943,605
Quotient Ltd.(a)	530,067	1,123,742
S&P Global, Inc.	33,287	15,169,885
ServiceNow, Inc.(a)	15,145	9,809,416
State Street Corp.	195,568	17,399,685
Stryker Corp.	51,004	12,069,077
Target Corp.	103,148	25,151,608
TE Connectivity Ltd.	116,767	17,973,944
Trane Technologies PLC	72,773	13,583,080
Ulta Beauty, Inc.(a)	18,848	7,236,690
Common Stocks (continued)
Issuer	Shares	Value ($)
Union Pacific Corp.	82,466	19,432,288
United Parcel Service, Inc., Class B	80,604	15,989,415
Total		591,221,321
Total Common Stocks (Cost $808,700,125)		951,428,841

Exchange-Traded Equity Funds 1.3%
	Shares	Value ($)
United States 1.3%
iShares Russell 1000 Value ETF	79,297	12,582,055
Total Exchange-Traded Equity Funds (Cost $11,885,069)		12,582,055

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 0.078%(b),(c)	6,319,126	6,318,494
Total Money Market Funds (Cost $6,318,231)		6,318,494
Total Investments in Securities (Cost $826,903,425)		970,329,390
Other Assets & Liabilities, Net		2,752,931
Net Assets		$973,082,321

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,346,000 GBP	7,167,314 USD	Morgan Stanley	12/29/2021	51,964	—
15,833,885,000 KRW	13,410,591 USD	Morgan Stanley	12/29/2021	38,210	—
15,329,000 SGD	11,322,265 USD	Morgan Stanley	12/29/2021	89,859	—
12,262,882 USD	16,781,000 AUD	Morgan Stanley	12/29/2021	—	(295,109)
6,112,836 USD	7,685,000 CAD	Morgan Stanley	12/29/2021	—	(94,315)
4,092,370 USD	35,603,000 SEK	Morgan Stanley	12/29/2021	—	(137,588)
Total				180,033	(527,012)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	5,216,274	65,854,085	(64,751,865)	—	6,318,494	—	3,778	6,319,126
2	Columbia Global Value Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Global Value Fund, November 30, 2021 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
GBP	British Pound
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Value Fund | Third Quarter Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT145_02_M01_(01/22)